INCOME TAXES - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Uncertain tax positions, beginning of the year	$ 190	$ 164
Increase (decrease) in tax positions for prior years	0	(20)
Increases related to current year tax positions	7,593	28
Revaluation	(13)	18
Uncertain tax positions, end of year	$ 7,770	$ 190